Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

19Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Trade payables	5,444	3,726
Accrued expenses	7,354	12,146
Amounts due to related parties	1,900	—
Social security and other taxes	879	981
Outstanding defined contribution pension costs	8	15
	15,585	16,868

Amounts falling due after more than one year:

	December 31,	December 31,
	2024	2023
	£ 000	£ 000
Deferred fees and charges	3,991	3,922

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 25 Financial risk management and impairment of financial assets.

Amounts due to related parties include the reimbursement of legal fees incurred in relation to the Investment Agreement and the transactions contemplated thereunder. The reimbursement of such fees is a closing condition of the Investment Agreement. For more information on Amounts due to related parties, please see note 26.